Warrants to Purchase Common Stock - Schedule of Warrants Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Class of Warrant or Right [Line Items]
Number of Warrants	5,207,379
Expired on October 11, 2017 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.06
Date of Expiration	Oct. 11, 2017
Number of Warrants	4,728,191
Expired on May 31, 2017 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.76
Date of Expiration	May 31, 2017
Number of Warrants	124,160
Expired on June11, 2014 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.41
Date of Expiration	Jun. 11, 2024
Number of Warrants	355,028